BUSINESS COMBINATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATIONS
4.	BUSINESS COMBINATIONS
ASI
On October 12, 2021, the Company completed the acquisition of Advanced Solutions, Inc. (“ASI”) pursuant to a membership interest purchase agreement (the “ASI Purchase Agreement”) with ASI Aerospace LLC (“ASI LLC”), Willis Vern Holdings, Inc., the shareholders of ASI LLC, and John A. Cuseo, as shareholder representative. ASI is an engineering company that develops flight software, simulation systems and guidance, navigation and control systems. ASI’s customers include agencies within the Defense Department, Air Force, NASA, other aerospace prime contractors, commercial spacecraft developers and space startups. ASI will be part of the Company’s Space Systems operating segment and continue to serve its current customers and support the Company’s Photon missions, spacecraft components, and space and ground software capabilities.
Acquisition Consideration
The acquisition-date consideration transferred consisted of cash of $29,935. The ASI Purchase Agreement also included an additional potential earn out payment of up to $5,500 based on achievement of certain performance metrics for the business in its fiscal year ending December 31, 2021. The contingent cash consideration was classified as a liability and included in accrued expenses on the Company’s consolidated balance sheet. To estimate the fair value of the contingent consideration liability, management valued the earn-out
based on the likelihood of reaching targets contained in the ASI Purchase Agreement. At the acquisition date, the fair value of the contingent consideration payable was determined to be $5,500. At March 31, 2022, there were no material changes in the range of expected outcomes and the fair value of the contingent consideration from the acquisition date. The contingent consideration of $5,500 was paid on April 4, 2022.
The following table presents estimates of the preliminary fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$2,245
Accounts receivable	1,920
Intangible assets	15,900
Employee benefits payable	(1,310)
Other assets and liabilities, net	21
Identifiable net assets acquired	18,776
Goodwill	16,659
Total purchase price	$35,435
The following is a summary of preliminary identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets:

Type	Estimated Life in Years	Fair Value
Developed technology	7	$11,400
In-process technology	N/A	300
Customer relationships	10	3,100
Trademark and tradenames	7	1,100
Total identifiable intangible assets acquired		$15,900
Goodwill of $16,659 was recorded for the ASI acquisition, representing the excess of the purchase price over the fair value of the identifiable net assets. Goodwill recognized primarily represents the future revenue and earnings potential and certain other assets which were acquired, but that do not meet the recognition criteria, such as assembled workforce. Goodwill is expected to be deductible for income tax purposes.
Compensation Arrangements
In connection with the acquisition, the Company deposited $12,015 with an escrow agent pursuant to the ASI Purchase Agreement for key ASI employees which was included in prepaid and other current assets and other non-current
assets on the Company’s consolidated balance sheet. The employees must stay employed with the Company through each vesting date to be eligible to receive the performance reserve payments, and non-vested
payments are forfeited if employment with the Company ceases. The performance reserve vests quarterly beginning with January 1, 2022 through October 1, 2023. In addition, under the agreement, the Company will make payment for a partial tax gross up. Due to the continuing employment requirement of the performance reserve, the costs associated with the performance reserve are recognized as post-combination compensation expense primarily recognized in operating expenses in the consolidated statements of operations and comprehensive loss.
The Company recognized $1,895 in connection with the performance reserve payments during the three months ended March 31, 2022.
PSC
On November 30, 2021, the Company completed the acquisition pursuant to an Agreement and Plan of Merger (the “PSC Merger Agreement”), by and among the Company, Platinum Merger Sub, Inc. (“PSC Merger Sub”), Planetary Systems Corporation (“PSC”), and Michael Whalen as shareholder representative, which provides for, among other things, the merger of PSC Merger Sub with and into PSC, with PSC being the surviving corporation of the merger and a direct, wholly owned subsidiary of the Company. Pursuant to the terms of the PSC Merger Agreement, all of the issued and outstanding shares of PSC will be cancelled in exchange for aggregate consideration of up to approximately $42,000 in cash, 1,720,841 shares of the Company’s common stock, and up to 956,023 shares of the Company’s common stock that are subject to a performance based earn-out,
subject to customary adjustments at closing for cash, working capital, transaction expenses and indebtedness, and amounts held back by the Company (the “PSC Acquisition”). The PSC Merger Agreement contains representations, warranties and indemnification provisions customary for transactions of this kind. In
connection with the PSC Acquisition, the Company has entered into customary offer letters or employment agreements with certain key employees of PSC.
Acquisition Consideration
The acquisition-date consideration transferred consisted of cash of $42,400 and stock consideration valued at $11,568. The purchase agreement also includes an additional potential earn out payment of up to $10,000 based on achievement of certain performance metrics for the business in its fiscal year ending December 31, 2022 and 2023. The contingent consideration, to be paid in common stock, was classified as a liability and included in other non-current liabilities on the Company’s consolidated balance sheet. To estimate the fair value of the contingent consideration liability, management valued the earn-out
based on the likelihood of reaching targets contained in the purchase agreement. At the acquisition date, the fair value of the contingent consideration payable was determined to be $1,800. At March 31, 2022, the fair value of the contingent consideration payable was determined to be $4,300.
The following table presents estimates of the preliminary fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$3,655
Accounts receivable	2,543
Inventories	7,088
Intangible assets	33,000
Employee benefits payable	(1,212)
Contract liabilities (1)	(5,352)
Other current liabilities	(1,683)
Non-current deferred tax liabilities	(6,762)
Other assets and liabilities, net	1,040
Identifiable net assets acquired	32,317
Goodwill	23,451
Total purchase price	$55,768

(1)
Contract liabilities was recorded under ASC 606 in accordance with ASU
No. 2021-08;
therefore a reduction in contract liabilities related to the estimated fair values of the acquired contract liabilities was not required.

The following is a summary of preliminary identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets:

Type	Estimated Life in Years	Fair Value
Developed technology	8	$23,500
In-process technology	N/A	1,500
Customer relationships	15	3,400
Backlog	1	400
Trademark and tradenames	15	4,200
Total identifiable intangible assets acquired		$33,000
Goodwill
of $
23,451
was recorded for the PSC acquisition, representing the excess of the purchase price over the fair value of the identifiable net assets. Goodwill recognized primarily represents the future revenue and earnings potential and certain other assets which were acquired, but that do not meet the recognition criteria, such as assembled workforce. None of the goodwill is expected to be deductible for income tax purposes.
Compensation Arrangements
In connection with the acquisition, the Company issued 1,720,841 shares of the Company’s common stock to the seller upon closing of the acquisition, of which 991,466 shares are held by key PSC employees. The shares are subject to a holdback agreement which restricts the transferability of the shares. The Company’s repurchase right lapses in eight equal quarterly installments over the two-year
period subsequent to the acquisition date as the seller continues to provide service as an employee, such that at the end of the two-year
period following the acquisition date, the shares will be fully transferable, and the Company will no longer have a right to repurchase the shares. Therefore, the shares are accounted for as post-combination compensation expense for services as an employee over the two-year
vesting period following the acquisition date. Due to the continuing employment requirement of the shares issued upon closing of the transaction and the earnout shares, the costs associated with the shares are recognized as post-combination compensation expense recognized in operating expenses in the consolidated statements of operations and comprehensive loss.
The Company recognized $2,144 of stock-based compensation during the three months ended March 31, 2022 in connection with the holdback agreement shares.
SolAero
On January 18, 2022, the Company closed on the acquisition (the “SolAero Acquisition”) of SolAero Holdings, Inc. (“SolAero”) pursuant to an Agreement and Plan of Merger (the “SolAero Merger Agreement”), dated as of December 10, 2021, by and among the Company, Supernova Acquisition Corp. (“SolAero Merger Sub”), SolAero, and Fortis Advisors LLC as stockholder representative, which provides for, among other things, the merger of SolAero Merger Sub with and into SolAero, with SolAero being the surviving corporation of the merger and a direct, wholly owned subsidiary of the Company. Pursuant to the terms of the SolAero Merger Agreement, all of the issued and outstanding shares of SolAero were cancelled in exchange for aggregate consideration of $80,000 in cash, subject to customary adjustments at closing for cash, working capital, transaction expenses and indebtedness, and amounts held back by the Company (the “SolAero Merger Consideration”). In addition, $3,600 of the SolAero Merger Consideration was placed into escrow by the Company in order to secure recovery of any Adjustment Amount (as defined in the SolAero Merger Agreement) and as security against indemnity claims. In connection with the SolAero Acquisition, the Company entered into customary employment or consulting agreements with certain key employees of SolAero.
Acquisition Consideration
The acquisition-date consideration transferred consisted of cash of $76,696. The following table presents estimates of the preliminary fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$7,815
Accounts receivable	12,322
Inventories	19,614
Prepaids and other current assets	2,475
Property and equipment	29,822
Intangible assets, net	32,900
Right-of-use assets - operating leases	1,128
Right-of-use assets - finance leases	16,174
Restricted cash	3,293
Trade payables	(10,432)
Accrued expenses	(9,154)
Contract liabilities (1)	(26,714)
Non-current operating lease liabilities	(1,128)
Non-current finance lease liabilities	(15,874)
Other assets and liabilities, net	(1,033)
Identifiable net assets acquired	61,208
Goodwill	15,488
Total purchase price	$76,696

(1)
Contract liabilities was recorded under ASC 606 in accordance with ASU
No. 2021-08;
therefore a reduction in contract liabilities related to the estimated fair values of the acquired contract liabilities was not required.

The following is a summary of preliminary identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets:

Type	Estimated Life in Years	Fair Value
Developed technology	14	$10,000
In-process technology	N/A	800
Capitalized software	3	5,400
Customer relationships	12	9,000
Trademark and tradenames	12	4,700
Backlog	2	3,000
Total identifiable intangible assets acquired		$32,900
Goodwill of $15,488 was recorded for the SolAero Acquisition, representing the excess of the purchase price over the fair value of the identifiable net assets. Goodwill recognized primarily represents the future revenue and earnings potential and certain other assets which were acquired, but that do not meet the recognition criteria, such as assembled workforce. The goodwill is expected to be deductible for income tax purposes.
The Company’s condensed consolidated statements of operations for the three months ended March 31, 2022 includes revenues and operating loss of $20,103 and $931, respectively, related to the SolAero acquisition. The Company recognized $218 of acquisition and integration related costs that were expensed for the three months ended March 31, 2022. These costs are included in the consolidated statement of operations in the line item entitled “Selling, General and Administrative Expense.”
Unaudited Pro Forma Information
The unaudited consolidated financial information summarized in the following table gives effect to the 2022 and 2021 acquisitions assuming they occurred on January 1, 2021. These unaudited consolidated pro forma operating results do not assume any impact from revenue, cost or other operating synergies that are expected as a result of the acquisitions. These unaudited consolidated pro forma operating results are presented for illustrative purposes only and are not indicative of the operating results that would have been achieved had the acquisitions occurred on January 1, 2021, nor does the information project results for any future period.

	As Reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
Three Months Ended March 31, 2022
Revenues	$40,703	$2,454	$43,157
Net loss	(26,709)	(1,062)	(27,771)
Three Months Ended March 31, 2021
Revenues	$18,192	$24,579	$42,771
Net loss	(15,882)	(3,431)	(19,313)

4.	BUSINESS COMBINATIONS
Sinclair Interplanetary
On April 28, 2020, the Company acquired 100% of the outstanding capital stock and voting interest of Sinclair Interplanetary (“Sinclair Interplanetary”), pursuant to a stock purchase agreement with Sinclair, dated March 6, 2020. The results of Sinclair’s operations have been included in the consolidated financial statements since the acquisition close date. Sinclair Interplanetary is a leading provider of high-quality,
flight-proven spacecraft hardware and is headquartered in Toronto, Canada. As a result of the acquisition, management expects to strengthen and expand the Company’s ability to become a one stop shop for customers who desire to design, build and launch a spacecraft.
Acquisition Consideration
The acquisition-date consideration transferred consisted of cash of $12,340.
The following table presents estimates of the fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$132
Accounts receivable	1,024
Intangible assets, net	10,250
Other current liabilities	(2,494)
Other assets and liabilities, net	533

Identifiable net assets acquired	9,445
Goodwill	2,895

Total purchase price	$12,340

The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived
intangible assets:

Type	Estimated Life in Years	Fair Value
Developed technology	7	$9,200
In-process technology	N/A	100
Customer relationships	3	600
Backlog	0.7	50
Trademark and tradenames	3	100
Non-compete agreement	4	200

Total identifiable intangible assets acquired		$10,250

Goodwill of $2,895 was recorded for the Sinclair Interplanetary acquisition, representing the excess of the purchase price over the fair value of the identifiable net assets. Goodwill recognized primarily represents the future revenue and earnings potential and certain other assets which were acquired, but that do not meet the recognition criteria, such as assembled workforce. None of the goodwill is expected to be deductible for income tax purposes.
The Company recognized $1,026 of acquisition and integration related costs that were expensed in the year ended December 31, 2020. These costs are included in the consolidated statement of operations in the line item entitled “Selling, General and Administrative Expense.”
Compensation Arrangements
In connection with the Sinclair Interplanetary acquisition, the Company issued 2,470,814 shares of common stock to the seller upon closing of the acquisition. The shares are subject to a share restriction agreement which restricts the transferability of the shares and provides the Company with a right to repurchase the shares for $0 upon termination of employment of the seller. The Company’s repurchase right lapses in eight equal quarterly installments over the two-year period subsequent to the acquisition date as the seller continues to provide service as an employee, such that at the end of the two-year period following the acquisition date, the shares will be fully transferable, and the Company will no longer have a right to repurchase the shares. Therefore, the shares are accounted for as post-combination compensation expense for services as an employee over the two-year vesting period following the acquisition date.
Additionally, the Company agreed to issue to the seller of Sinclair Interplanetary an earnout of up to 1,915,357 additional shares of the Company’s common stock to be paid over a two-year period following the acquisition close date. Issuance of the earnout shares is contingent upon the acquired business meeting certain post-acquisition gross revenue and gross margin targets and the seller continuing to provide services to the Company as an employee during the earnout period. The earnout shares are divided into three tranches. The number of shares to be earned in the first tranche (between 0 and 957,679 shares) is based on revenue and gross margin of the acquired business during the first one-year period following acquisition. The number of shares to be earned in second tranche (between 0 and 957,678 shares) is based on revenue and gross margin of the acquired business during the second one-year period following acquisition. The arrangement also provides for a make-up share tranche, whereby the seller may earn additional shares not earned in the first one-year period following acquisition if the revenue and gross margin of the second one-year period following acquisition met certain specified thresholds. In no event will more than 1,915,357 shares be earned.
Due to the continuing employment requirement of the shares issued upon closing of the transaction and continuing employment requirement of the earnout shares, the costs associated with the shares are recognized as post-combination compensation expense recognized in research and development expenses in the condensed consolidated statements of operations and comprehensive loss. The stock-based compensation of this award is recognized based on the probability of the performance condition being fully met.
The following table provides stock-based compensation expense recognized in conjunction with the Sinclair Interplanetary acquisition:

	Years Ended December 31,
Acquisition stock-based compensation	2021	2020
Shares issued in conjunction with the acquisition	$1,402	$934
Earnout share achievement	1,630	—

Total stock compensation related to the acquisition	$3,032	$934

ASI
On October 12, 2021, the Company completed the acquisition of Advanced Solutions, Inc. (“ASI”). ASI is an engineering company that develops flight software, simulation systems and guidance, navigation and control systems. ASI’s customers include agencies within the Defense Department, Air Force, NASA, other aerospace prime contractors, commercial spacecraft developers and space startups. ASI will be part of the Company’s Space Systems operating segment and continue to serve its current customers and support the Company’s Photon missions, spacecraft components, and space and ground software capabilities.
Acquisition Consideration
The acquisition-date consideration transferred consisted of cash of $29,935. The purchase agreement also includes an additional potential earn out payment of up to $
5,500
based on achievement of certain performance
metrics for the business in its fiscal year ending December 31, 2021. The contingent cash consideration was classified as a liability and included in accrued expenses on the Company’s consolidated balance sheet. To estimate the fair value of the contingent consideration liability, management valued the earn-out
based on the likelihood of reaching targets contained in the purchase agreement. At the acquisition date, the fair value of the contingent consideration payable was determined to be $5,500. At December 31, 2021, there were no material changes in the range of expected outcomes and the fair value of the contingent consideration from the acquisition date.
The following table presents estimates of the preliminary fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$2,245
Accounts receivable	1,920
Intangible assets	15,900
Employee benefits payable	(1,310)
Other assets and liabilities, net	21

Identifiable net assets acquired	18,776
Goodwill	16,659

Total purchase price	$35,435

The following is a summary of preliminary identifiable intangible assets acquired and the related expected lives for the finite-lived
intangible assets (in thousands):

Type	Estimated Life in Years	Fair Value
Developed technology	7	$11,400
In-process technology	N/A	300
Customer relationships	10	3,100
Trademark and tradenames	7	1,100

Total identifiable intangible assets acquired		$15,900

Goodwill of $16,659 was recorded for the ASI acquisition, representing the excess of the purchase price over the fair value of the identifiable net assets. Goodwill recognized primarily represents the future revenue and earnings potential and certain other assets which were acquired, but that do not meet the recognition criteria, such as assembled workforce. Goodwill is expected to be deductible for income tax purposes.
The Company recognized $522 of acquisition and integration related costs that were expensed in the current period. These costs are included in the consolidated statement of operations in the line item entitled “Selling, General and Administrative Expense.”
Compensation Arrangements
In connection with the acquisition, the Company deposited $12,015 with an escrow agent pursuant to purchase agreement for key ASI employees which was included in prepaid and other current assets and other non-current assets on the Company’s consolidated balance sheet. The employees must stay employed with the
Company through each vesting date to be eligible to receive the performance reserve payments, and non-vested payments are forfeited if employment with the Company ceases. The performance reserve vests quarterly beginning with January 1, 2022 through October 1, 2023. In addition, under the agreement, the Company will make payment for a partial tax gross up. Due to the continuing employment requirement of the performance reserve, the costs associated with the performance reserve are recognized as post-combination compensation expense recognized in production and selling, general and administrative expense in the consolidated statements of operations and comprehensive loss.
The Company recognized $1,895 in connection with the performance reserve payments during the year ended December 31, 2021.
PSC
On November 15, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Platinum Merger Sub, Inc. (“Merger Sub”), Planetary Systems Corporation (“PSC”), and Michael Whalen as shareholder representative, which provides for, among other things, the merger of Merger Sub with and into PSC, with PSC being the surviving corporation of the merger and a direct, wholly owned subsidiary of the Company. Pursuant to the terms of the Merger Agreement, all of the issued and outstanding shares of PSC will be cancelled in exchange for aggregate consideration of up to approximately $42,000 in cash, 1,720,841 shares of the Company’s common stock, and up to 956,023 shares of the Company’s common stock that are subject to a performance based earn-out, subject to customary adjustments at closing for cash, working capital, transaction expenses and indebtedness, and amounts held back by the Company (the “Acquisition”). The Merger Agreement contains representations, warranties and indemnification provisions customary for transactions of this kind. In connection with the Acquisition, the Company has entered into customary offer letters or employment agreements with certain key employees of PSC.
On November 30, 2021, the Company completed the acquisition of PSC. PSC is a trusted leader in separation systems and spacecraft dispensers across the space industry, PSC’s flight-proven,
cost-effective, and lightweight hardware streamlines the process of attaching spacecraft to rockets and releasing them in space while ensuring they’re protected during the journey to orbit. PSC’s products to date have a 100% mission success heritage across more than 100 missions launched.
Acquisition Consideration
The acquisition-date consideration transferred consisted of cash of $42,400 and stock consideration valued at $11,568. The purchase agreement also includes an additional potential earn out payment of up to $10,000 based on achievement of certain performance metrics for the business in its fiscal year ending December 31, 2022 and 2023. The contingent consideration, to be paid in common stock, was classified as a liability and included in other non-current liabilities on the Company’s consolidated balance sheet. To estimate the fair value of the contingent consideration liability, management valued the earn-out based on the likelihood of reaching targets contained in the purchase agreement. At the acquisition date, the fair value of the contingent consideration payable was determined to be $1,800. At December 31, 2021, there were no material changes in the range of expected outcomes and the fair value of the contingent consideration from the acquisition date.
The following table presents estimates of the preliminary fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$3,655
Accounts receivable	2,543
Inventories	7,088
Intangible assets	33,000
Employee benefits payable	(1,212)
Contract liabilities (1)	(5,352)
Other current liabilities	(1,683)
Non-current deferred tax liabilities	(6,762)
Other assets and liabilities, net	1,040

Identifiable net assets acquired	32,317
Goodwill	23,451

Total purchase price	$55,768

(1)
Contract liabilities was recorded under ASC 606 in accordance with ASU No. 2021-08; therefore a reduction in contract liabilities related to the estimated fair values of the acquired contract liabilities was not required.

The following is a summary of preliminary identifiable intangible assets acquired and the related expected lives for the finite-lived
intangible assets (in thousands):

Type	Estimated Life in Years	Fair Value
Developed technology	8	$23,500
In-process technology	N/A	1,500
Customer relationships	15	3,400
Backlog	1	400
Trademark and tradenames	15	4,200

Total identifiable intangible assets acquired		$33,000

Goodwill of $23,451 was recorded for the PSC acquisition, representing the excess of the purchase price over the fair value of the identifiable net assets. Goodwill recognized primarily represents the future revenue and earnings potential and certain other assets which were acquired, but that do not meet the recognition criteria, such as assembled workforce. None of the goodwill is expected to be deductible for income tax purposes.
The Company recognized $1,024 of acquisition and integration related costs that were expensed in the current period. These costs are included in the consolidated statement of operations in the line item entitled “Selling, General and Administrative Expense.”
Compensation Arrangements
In connection with the acquisition, the Company issued 1,720,841 shares of the Company common stock to the seller upon closing of the acquisition, of which 991,446 shares are held by key PSC employees. The shares are subject to a holdback agreement which restricts the transferability of the shares. The Company’s repurchase right lapses in eight equal quarterly installments over the two-year period subsequent to the acquisition date as the seller continues to provide service as an employee, such that at the end of the two-year period following the acquisition date, the shares will be fully transferable, and the Company will no longer have a right to repurchase the shares. Therefore, the shares are accounted for as post-combination compensation expense for services as an employee over the two-year vesting period following the acquisition date. Due to the continuing employment requirement of the shares issued upon closing of the transaction and the earnout shares, the costs associated with the shares are recognized as post-combination compensation expense recognized in selling, general and administrative expense in the consolidated statements of operations and comprehensive loss.
The Company recognized $715 of stock-based compensation during the year ended December 31, 2021 in connection with the holdback agreement shares.
Unaudited Pro Forma Information
The Company’s 2021 consolidated statement of operations includes revenues and operating loss of $6,617 and $3,877, respectively, related to the PSC and ASI acquisitions. The Company’s 2020 consolidated statement of operations includes revenue and operating loss of $2,075 and $936, respectively, related to the Sinclair acquisition.
The unaudited consolidated financial information summarized in the following table gives effect to the 2021 and 2020 acquisitions assuming they occurred on January 1, 2020. These unaudited consolidated pro forma operating results do not assume any impact from revenue, cost or other operating synergies that are expected as a result of the acquisitions. These unaudited consolidated pro forma operating results are presented for illustrative purposes only and are not indicative of the operating results that would have been achieved had the acquisitions occurred on January 1, 2020, nor does the information project results for any future period.

	As Reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
2021
Revenues	$62,237	$21,629	$83,866
Net (loss) income	(117,320)	6,377	(110,943)
2020
Revenues	$35,160	$21,525	$56,685
Net (loss) income	(55,005)	6,664	(48,341)